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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT     # OF RECEIVABLES            TERM AT CUTOFF DATE
Initial Pool Balance                                   $2,308,504,668.66              114,709                    57.4 months
Original Securities:                                       DOLLAR AMOUNT   NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                         $560,000,000.00             0.98795%                  June 15, 2010
 Class A-2 Notes                                         $341,000,000.00               2.100%              November 15, 2011
 Class A-3 Notes                                         $747,000,000.00               2.790%                August 15, 2013
 Class A-4 Notes                                         $287,300,000.00               4.500%                  July 15, 2014
                                                       -----------------
    Total                                              $1,935,300,000.00

II. AVAILABLE FUNDS
INTEREST:
   Interest Collections                                                                                        $8,526,463.83

PRINCIPAL:
   Principal Collections                                                                                      $36,181,396.59
   Prepayments in Full                                                                                        $13,262,023.77
   Liquidation Proceeds                                                                                        $1,876,463.65
   Recoveries                                                                                                     $30,609.82
                                                                                                              --------------
      SUB TOTAL                                                                                               $51,350,493.83
                                                                                                              --------------
COLLECTIONS                                                                                                   $59,876,957.66

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                         $408,865.81
   Purchase Amounts Related to Interest                                                                          $  2,756.54
                                                                                                              --------------
      SUB TOTAL                                                                                                  $411,622.35

Clean Up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
                                                                                                              --------------
AVAILABLE FUNDS - TOTAL                                                                                       $60,288,580.01

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          6

III. DISTRIBUTIONS

                                                                                                 CARRYOVER         REMAINING
                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Trustee Fees and Expenses                                   $0.00            $0.00       $0.00       $0.00    $60,288,580.01
Servicing Fee                                       $1,572,761.29    $1,572,761.29       $0.00       $0.00    $58,715,818.72
Interest - Class A-1 Notes                             $88,813.44       $88,813.44       $0.00       $0.00    $58,627,005.28
Interest - Class A-2 Notes                            $596,750.00      $596,750.00       $0.00       $0.00    $58,030,255.28
Interest - Class A-3 Notes                          $1,736,775.00    $1,736,775.00       $0.00       $0.00    $56,293,480.28
Interest - Class A-4 Notes                          $1,077,375.00    $1,077,375.00       $0.00       $0.00    $55,216,105.28
Priority Principal Payment                                  $0.00            $0.00       $0.00       $0.00    $55,216,105.28
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $55,216,105.28
Regular Principal Payment                         $111,595,899.02   $55,216,105.28       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                    --------------
TOTAL                                                               $60,288,580.01

                                                                    PRINCIPAL PAYMENT:
                                                                         Priority Principal Payment                    $0.00
                                                                         Regular Principal Payment            $55,216,105.28
                                                                                                              --------------
                                                                         TOTAL                                $55,216,105.28

IV. NOTEHOLDER PAYMENTS

                             NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS    TOTAL PAYMENT
                                              PER $1,000 OF                   PER $1,000 OF                    PER $1,000 OF
                                                   ORIGINAL                        ORIGINAL                         ORIGINAL
                                     ACTUAL         BALANCE          ACTUAL         BALANCE           ACTUAL         BALANCE
Class A-1 Notes              $55,216,105.28          $98.60      $88,813.44           $0.16   $55,304,918.72          $98.76
Class A-2 Notes                       $0.00           $0.00     $596,750.00           $1.75      $596,750.00           $1.75
Class A-3 Notes                       $0.00           $0.00   $1,736,775.00           $2.33    $1,736,775.00           $2.33
Class A-4 Notes                       $0.00           $0.00   $1,077,375.00           $3.75    $1,077,375.00           $3.75
                             --------------                   -------------                   --------------
TOTAL                        $55,216,105.28                   $3,499,713.44                   $58,715,818.72

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          6

V. NOTE BALANCE AND POOL INFORMATION

                                              BEGINNING OF PERIOD                     END OF PERIOD
                                                        BALANCE         NOTE FACTOR             BALANCE          NOTE FACTOR
Class A-1 Notes                                 $111,595,899.02           0.1992784      $56,379,793.74            0.1006782
Class A-2 Notes                                 $341,000,000.00           1.0000000     $341,000,000.00            1.0000000
Class A-3 Notes                                 $747,000,000.00           1.0000000     $747,000,000.00            1.0000000
Class A-4 Notes                                 $287,300,000.00           1.0000000     $287,300,000.00            1.0000000
                                              -----------------           ---------   -----------------            ---------
TOTAL                                         $1,486,895,899.02           0.7683025   $1,431,679,793.74            0.7397715

POOL INFORMATION
Weighted Average APR                                                          5.600%                                   5.588%
Weighted Average Remaining Term                                               52.54                                    51.72
Number of Receivables Outstanding                                            99,605                                   97,980
Pool Balance                                                      $1,887,313,551.28                        $1,834,209,767.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,664,966,100.92                        $1,619,558,884.76
Pool Factor                                                               0.8175481                                0.7945445

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                     $23,085,046.69
Targeted Credit Enhancement Amount                                                                            $27,513,146.52
Yield Supplement Overcollateralization Amount                                                                $214,650,883.12
Targeted Overcollateralization Amount                                                                        $361,682,701.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                   $402,529,974.14
Fixed Overcollateralization                                                                                  $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                            $ 23,085,046.69
Reserve Account Deposits Made                                                                                           0.00
Reserve Account Draw Amount                                                                                             0.00
                                                                                                           -----------------
Ending Reserve Account Balance                                                                               $ 23,085,046.69
Change in Reserve Account Balance                                                                                      $0.00

Specified Reserve Balance                                                                                    $ 23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              November 2009
Payment Date                                                                                                      12/15/2009
Transaction Month                                                                                                          6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                           # OF RECEIVABLES           AMOUNT
Realized Loss                                                                                           337    $1,375,033.58
(Recoveries)                                                                                             39       $30,609.82
                                                                                                               -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                       $1,344,423.76
Cumulative Net Losses Last Collection Period                                                                   $2,982,606.57
                                                                                                               -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                               $4,327,030.33

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                      0.85%

DELINQUENT RECEIVABLES:

                                                                           % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                               1.47%             1,348   $26,895,259.96
91-120 Days Delinquent                                                              0.05%                36      $836,722.63
Over 120 Days Delinquent                                                            0.04%                39      $804,656.02
                                                                                    ----                 --   --------------
TOTAL DELINQUENT RECEIVABLES                                                        1.70%             1,552   $31,221,766.24

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                             138    $3,118,707.16
Total Repossesed Inventory                                                                              201    $4,779,116.18

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                    0.5210%
Preceding Collection Period                                                                                           0.5846%
Current Collection Period                                                                                             0.8670%
Three Month Average                                                                                                   0.6575%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                    0.1695%
Preceding Collection Period                                                                                           0.1777%
Current Collection Period                                                                                             0.2082%
Three Month Average                                                                                                   0.1851%